Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus
Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and
Consu
mer Protection Act, and Item 402(v) of
 Regulation S-K
,
we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Compensation Discussion and Analysis.”

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) (7)	Pre-Tax Net Income (millions) (8)
					Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$7,532,900	$3,519,692	$3,698,899	$2,691,110	$95.24	$106.44	$104.2	$142.0
2021	$8,224,777	$10,965,723	$2,572,998	$2,981,491	$138.15	$163.37	$142.5	$193.3
2020	$5,257,504	$5,059,672	$714,373	$749,696	$99.95	$93.48	$42.8	$59.4

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Nadji (our President and Chief Executive Officer) (the “PEO”) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Summary Compensation Table for Fiscal Year 2022.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Nadji, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Nadji during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Nadji’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$7,532,900	$4,350,680	$337,472	$3,519,692
2021	$8,224,777	$3,597,200	$6,338,146	$10,965,723
2020	$5,257,504	$3,376,400	$3,178,568	$5,059,672

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following:
(i) the
year-end
fair value (computed consistent with the methodology used for share-based payments under U.S. GAAP) of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;
(ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;
(iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date;
(iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value;
(v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and

(vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year.
The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	(i) Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	(ii) Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(iii) Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Change in Fair Value from End of the Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(v) Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$3,169,400	($2,588,010)	$—	($243,918)	$—	$—	$337,472
2021	$4,581,600	$1,856,196	$—	($99,650)	$—	$—	$6,338,146
2020	$3,314,760	($826)	$—	($135,366)	$—	$—	$3,178,568

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. Nadji, who has served as our CEO since April 2016) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Nadji) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge; (ii) for 2021, Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge; and (iii) for 2020, Steven F. DeGennaro, Martin E. Louie, and Gregory A. LaBerge.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Nadji), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Nadji) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Nadji) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,698,899	$2,229,889	$1,222,100	$2,691,110
2021	$2,572,998	$548,280	$956,773	$2,981,491
2020	$714,373	$179,888	$215,211	$749,696

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	(i) Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	(ii) Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(iii) Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	(iv) Average Change in Fair Value from End of the Prior Year to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(v) Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(vi) Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$1,624,438	($347,643)	$—	($54,695)	$—	$—	$1,222,100
2021	$717,568	$237,467	$—	$1,738	$—	$—	$956,773
2020	$216,912	($26)	$—	($1,675)	$—	$—	$215,211

(5)
Cumulative TSR for an initial investment of $100 on December 31, 2019, through and including the end of the fiscal year for each row in the table. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6)
Represents the cumulative TSR for an initial investment of $100 on December 31, 2019, through and including the end of the fiscal year for each row in the table, of the Company’s industry peer group (“Peer Group Index”), which appears in the Stock Performance Graph in Item 5 of the Company’s Annual Report on Form
10-K
for 2022, and is comprised of the following publicly-traded real estate services companies: CBRE Group, Inc., Colliers International Group, Inc., Cushman & Wakefield plc, Jones Lang LaSalle Incorporated, and Newmark Group Inc. The Peer Group Index is weighted by each company’s stock market capitalization at the beginning of each fiscal year.

(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)
The Company has determined that
pre-tax
net income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	pre-tax net income
Named Executive Officers, Footnote [Text Block]	The names of each of the NEOs (excluding Mr. Nadji) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge; (ii) for 2021, Steven F. DeGennaro, Richard Matricaria, John David Parker, and Gregory A. LaBerge; and (iii) for 2020, Steven F. DeGennaro, Martin E. Louie, and Gregory A. LaBerge.
Peer Group Issuers, Footnote [Text Block]	Represents the cumulative TSR for an initial investment of $100 on December 31, 2019, through and including the end of the fiscal year for each row in the table, of the Company’s industry peer group (“Peer Group Index”), which appears in the Stock Performance Graph in Item 5 of the Company’s Annual Report on Form
10-K
	for 2022, and is comprised of the following publicly-traded real estate services companies: CBRE Group, Inc., Colliers International Group, Inc., Cushman & Wakefield plc, Jones Lang LaSalle Incorporated, and Newmark Group Inc. The Peer Group Index is weighted by each company’s stock market capitalization at the beginning of each fiscal year.
PEO Total Compensation Amount	$ 7,532,900	$ 8,224,777	$ 5,257,504
PEO Actually Paid Compensation Amount	$ 3,519,692	10,965,723	5,059,672
Adjustment To PEO Compensation, Footnote [Text Block]
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Nadji, as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Nadji during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to Mr. Nadji’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Compensation Actually Paid to PEO
2022	$7,532,900	$4,350,680	$337,472	$3,519,692
2021	$8,224,777	$3,597,200	$6,338,146	$10,965,723
2020	$5,257,504	$3,376,400	$3,178,568	$5,059,672

Non-PEO NEO Average Total Compensation Amount	$ 3,698,899	2,572,998	714,373
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,691,110	2,981,491	749,696
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Nadji), as computed in accordance with Item 402(v) of Regulation
S-K.
The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Nadji) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation
S-K,
the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Nadji) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$3,698,899	$2,229,889	$1,222,100	$2,691,110
2021	$2,572,998	$548,280	$956,773	$2,981,491
2020	$714,373	$179,888	$215,211	$749,696

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, CAP for Mr. Nadji and the average CAP for the Company’s other NEOs is aligned with the Company’s cumulative TSR over the three years presented in the table. The alignment of CAP with the Company’s cumulative TSR over the period presented is because a significant portion of the compensation actually paid to our NEOs, particularly Mr. Nadji, is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis,” approximately 56% to 59% of the value of target total direct compensation awarded to the NEOs in 2022 was comprised of restricted stock units.

*	Assumes $100 invested on 12/31/2019

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid, Net Income and
Pre-Tax
Net Income
As demonstrated by the following graph, CAP for Mr. Nadji and the average CAP for the Company’s other NEOs is generally aligned with the Company’s net income trend over the three years presented in the table. While the Company does not use net income as a performance measure in its executive compensation program, net income is correlated with the pre-tax
net income, which the Company does use when setting goals in the Company’s short-term cash incentive compensation program. As described in more detail in the section “Compensation Discussion and Analysis,” approximately 31% to 35% of the value of target total direct compensation awarded to the NEOs in 2022 was comprised of amounts determined under the short-term cash incentive compensation program.
In addition, as demonstrated by the following graph, CAP for Mr. Nadji and the average CAP for the Company’s other NEOs is generally aligned with the Company’s pre-tax
net income trend over the three years presented in the table. Given the importance of pre-tax
net income to our executive compensation program, as discussed below, the Company has determined that pre-tax
net income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance.
The Company utilizes
pre-tax
net income as the financial goal for the Company’s short-term incentive compensation program.
Pre-tax
net income was chosen as the financial goal for the Company’s annual incentive plan because it provides a consistent and firm measure of the Company’s overall financial performance and profitability. As described in more detail in the section “Compensation Discussion and Analysis,” approximately
31% to
35
% of the value of target total direct compensation awarded to the NEOs in 2022 was comprised of amounts determined under the short-term cash incentive compensation program.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid, Net Income and
Pre-Tax
Net Income
As demonstrated by the following graph, CAP for Mr. Nadji and the average CAP for the Company’s other NEOs is generally aligned with the Company’s net income trend over the three years presented in the table. While the Company does not use net income as a performance measure in its executive compensation program, net income is correlated with the pre-tax
net income, which the Company does use when setting goals in the Company’s short-term cash incentive compensation program. As described in more detail in the section “Compensation Discussion and Analysis,” approximately 31% to 35% of the value of target total direct compensation awarded to the NEOs in 2022 was comprised of amounts determined under the short-term cash incentive compensation program.
In addition, as demonstrated by the following graph, CAP for Mr. Nadji and the average CAP for the Company’s other NEOs is generally aligned with the Company’s pre-tax
net income trend over the three years presented in the table. Given the importance of pre-tax
net income to our executive compensation program, as discussed below, the Company has determined that pre-tax
net income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the NEOs, for the most recently completed fiscal year, to Company performance.
The Company utilizes
pre-tax
net income as the financial goal for the Company’s short-term incentive compensation program.
Pre-tax
net income was chosen as the financial goal for the Company’s annual incentive plan because it provides a consistent and firm measure of the Company’s overall financial performance and profitability. As described in more detail in the section “Compensation Discussion and Analysis,” approximately
31% to
35
% of the value of target total direct compensation awarded to the NEOs in 2022 was comprised of amounts determined under the short-term cash incentive compensation program.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative
TSR
of the Peer Group
As demonstrated by the following graph, the Company’s cumulative TSR over the three-year period presented in the table was
-5%,
while the cumulative TSR of the Peer Group Index was 6% over the three years presented in the table. In light of the market disruptions during 2021 and 2022, the Company’s cumulative TSR was generally consistent with the Peer Group Index during the three years presented in the table. The Company remains committed to improving financial performance as compared to the companies comprising the Peer Group Index.

*	Assumes $100 invested on 12/31/2019

Tabular List [Table Text Block]
Tabular list of Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance
philosophy. The most important financial performance measure used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance is
Pre-Tax
Net Income.

Total Shareholder Return Amount	$ 95.24	138.15	99.95
Peer Group Total Shareholder Return Amount	106.44	163.37	93.48
Net Income (Loss)	$ 104,200,000	$ 142,500,000	$ 42,800,000
Company Selected Measure Amount	142.0	193.3	59.4
PEO Name	Mr. Nadji
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Net Income
Non-GAAP Measure Description [Text Block]	The Company has determined that
pre-tax
	net income is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to company performance.
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,350,680	$ 3,597,200	$ 3,376,400
PEO [Member] | Equity Award Adjustments( [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	337,472	6,338,146	3,178,568
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,588,010)	1,856,196	(826)
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,169,400	4,581,600	3,314,760
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(243,918)	(99,650)	(135,366)
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,229,889	548,280	179,888
Non-PEO NEO [Member] | Equity Award Adjustments( [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,222,100	956,773	215,211
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(347,643)	237,467	(26)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,624,438	717,568	216,912
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (54,695)	$ 1,738	$ (1,675)